STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2002
Stock Issued During Period, Value, New Issues	$ 235,000	$ 40		$ (40)		$ 235,000
Stock Issued During Period, Shares, New Issues	3,418	40,000
Options granted to consultants				10,493		10,493
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(235,000)	15,558		219,442
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(3,481)	15,557,723
Net Loss					(166,936)	(166,936)
Balance at Dec. 31, 2002		15,598		229,895	(166,936)	78,557
Balance (in shares) at Dec. 31, 2002		15,597,723
Options granted to consultants				8,484		8,484
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(15,969)			15,969
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(232)
Common stock issued upon partial conversion of long-term convertible promissory notes	15,969					15,969
Stock Issued During Period, Shares, Conversion of Convertible Securities	232
Net Loss			(909,745)			(909,745)
Balance at Dec. 31, 2003		15,598	(1,076,681)	254,348		(806,735)
Balance (in shares) at Dec. 31, 2003		15,597,723
Balance at Oct. 31, 2003
Stock dividend on preferred stock	43,884				(43,884)
Stock dividend on preferred stock (in shares)	638
Options granted to consultants				5,315		5,315
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(43,884)			43,884
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)	(638)
Net Loss					(538,076)	(538,076)
Debt Conversion, Converted Instrument, Amount		2,136		611,022		613,158
Debt Conversion, Converted Instrument, Shares Issued		2,136,441
Issuance of Common Stock for cash, net of shares to Placement Agent		17,451		4,335,549		4,353,000
Issuance of Common Stock for cash, net of shares to Placement Agent (in shares)		17,450,693
Issuance of common stock to consultants		587		166,190		166,777
Issuance of common stock to consultants (in shares)		586,970
Issuance of common stock in connection with the registration statement		408		117,090		117,498
Issuance of common stock in connection with the registration statement (in shares)		409,401
Issuance costs				(329,673)		(329,673)
Balance at Oct. 31, 2004		15,598		303,547	(1,658,641)	(1,339,496)
Balance (in shares) at Oct. 31, 2004		15,597,723
Common Stock Issued During Period Value Payment Of Placement Agent On Re-Capitalization		753		(753)
Common Stock Issued During Period Shares Payment Of Placement Agent On Re-Capitalization		752,600
Stock Issued During Period Value Payment Of Placement Agent On Effect Of Re-Capitalization		753		(753)
Stock Issued During Period Shares Payment Of Placement Agent On Effect Of Re-Capitalization		752,600
Options granted to consultants				64,924		64,924
Balance at Oct. 31, 2005		37,686		5,178,319	(3,464,430)	1,751,575
Balance (in shares) at Oct. 31, 2005		37,686,428
Options granted to employees and directors				71,667		71,667
Net Loss					(6,197,744)	(6,197,744)
Debt Conversion, Converted Instrument, Amount		1,767		298,233		300,000
Debt Conversion, Converted Instrument, Shares Issued		1,766,902
Options granted to consultants and professionals				172,831		172,831
Stock Issued During Period Value Share Based Compensation		229		54,629		54,858
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		229,422
Issuance of common stock to consultants		557		139,114		139,674
Issuance of common stock to consultants (in shares)		556,240
Balance at Oct. 31, 2006		40,239		5,914,793	(9,662,173)	(3,707,141)
Balance (in shares) at Oct. 31, 2006		40,238,992
Options granted to employees and directors				222,501		222,501
Net Loss					(2,454,453)	(2,454,453)
Debt Conversion, Converted Instrument, Amount		6,974		993,026		1,000,010
Debt Conversion, Converted Instrument, Shares Issued		6,974,202
Options granted to consultants and professionals				268,577		268,577
Stock Issued During Period Value Share Based Compensation		416		73,384		73,800
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		416,448
Issuance of common stock to consultants		1,100		220,678		221,778
Issuance of common stock to consultants (in shares)		1,100,001
Offering Costs				(2,243,535)		(2,243,535)
Warrants Issued				1,505,550		1,505,550
Balance at Oct. 31, 2007	16,276,648	107,957	(12,116,626)			4,267,979
Balance (in shares) at Oct. 31, 2007		107,957,977
Options granted to employees and directors				257,854		257,854
Net Loss			(5,416,418)			(5,416,418)
Options granted to consultants and professionals				(42,306)		(42,306)
Stock Issued During Period Value Share Based Compensation		996		85,005		86,001
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		995,844
Issuance of common stock to consultants		154		14,462		14,616
Issuance of common stock to consultants (in shares)		153,846
Offering Costs				(78,013)		(78,013)
Warrants Issued				39,198		39,198
Common Stock Penalty Shares		212		31,566		31,778
Common Stock Penalty Shares (in shares)		211,853
Balance at Oct. 31, 2008	16,584,414	109,319	(17,533,044)			(839,311)
Balance (in shares) at Oct. 31, 2008		109,319,520
Common Stock Issued Upon Exercise of Warrants		3,300		(3,300)		0
Common Stock Issued Upon Exercise of Warrants (in shares)		3,299,999
Options granted to employees and directors		0		467,304		467,304
Options granted to consultants				12,596		12,596
Net Loss					929,244	929,244
Stock Issued During Period Value Share Based Compensation		423		17,757		18,180
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		422,780
Issuance of common stock to consultants		2,596		49,383		51,979
Issuance of common stock to consultants (in shares)		2,595,944
Warrant's classified as a liability				(12,785,695)		(12,785,695)
Balance at Oct. 31, 2009		115,638		754,834	(16,603,800)	(15,733,328)
Balance (in shares) at Oct. 31, 2009		115,638,243
Stock Issued During Period, Value, New Issues		0		6,828,293
Stock Issued During Period, Shares, New Issues		789
Common Stock Issued Upon Exercise of Warrants		62,265	(10,659,710)	18,647,522		8,050,077
Common Stock Issued Upon Exercise of Warrants (in shares)		62,265,059
Options granted to employees and directors				455,166		455,166
Common stock issued upon conversion of Bridge Notes		15,414		3,306,677		3,322,091
Common stock issued upon conversion of Bridge Notes (in shares)		15,413,960
Net Loss					(10,812,200)	(10,812,200)
Stock Issued During Period Value Share Based Compensation		750		114,750		115,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		750,000
Common stock issued to former employees		145		(145)		0
Common stock issued to former employees (in shares)		144,666
Stock Issued During Period Warrants				(7,693,230)		(7,693,230)
Common stock issued to University of Pennsylvania		389		69,611		70,000
Common stock issued to University of Pennsylvania (in shares)		388,889
Balance at Oct. 31, 2010	0	198,101	(10,659,710)	23,074,978	(27,416,000)	(14,802,631)
Balance (in shares) at Oct. 31, 2010	789	198,100,817
Stock Issued During Period, Value, New Issues	0			1,676,554
Stock Issued During Period, Shares, New Issues	177
Common Stock Issued Upon Exercise of Warrants		22,986	(2,389,500)	5,782,511		3,415,997
Common Stock Issued Upon Exercise of Warrants (in shares)		22,986,244
Common Stock Issued Upon Exchange of Warrants		5,841		1,528,124		1,533,965
Common Stock Issued Upon Exchange of Warrants (in shares)		5,840,748
Options granted to employees and directors				717,029		717,029
Common stock issued upon conversion of Bridge Notes		9,513		1,809,204		1,818,717
Common stock issued upon conversion of Bridge Notes (in shares)		9,513,210
Common stock issued upon conversion of May 2011 Notes		12,647		2,250,536		2,263,183
Common stock issued upon conversion of May 2011 Notes (in shares)		12,647,076
Net Loss					(8,115,740)	(8,115,740)
Stock Issued During Period Value Share Based Compensation				28,197		28,197
Issuance of common stock to consultants		333		49,667		50,000
Issuance of common stock to consultants (in shares)		333,333
Common stock issued to former employees		752		80,779		81,531
Common stock issued to former employees (in shares)		752,142
Stock Issued During Period Warrants				(1,228,838)
Preferred Stock redeemed	0		3,051,000	(3,141,003)		(90,003)
Preferred Stock redeemed (in shares)	(226)
Reclassification of warrant liability to equity				36,982		36,982
Reclassification of Embedded Derivative Liability to Beneficial Conversion Feature				132,488		132,488
Interest on Optimus Notes Receivable				202,856		202,856
Balance at Oct. 31, 2011	0	250,173	(9,998,210)	33,000,064	(35,531,740)	(12,279,713)
Balance (in shares) at Oct. 31, 2011	740	250,173,570
Common Stock Issued Upon Exercise of Warrants		2,745		409,019		411,764
Common Stock Issued Upon Exercise of Warrants (in shares)		2,745,097
Options granted to employees and directors				289,725		289,725
Common stock issued upon conversion of Bridge Notes		1,127		167,873		169,000
Common stock issued upon conversion of Bridge Notes (in shares)		1,126,667
Common stock issued upon conversion of May 2011 Notes		12,827		2,017,109		2,029,936
Common stock issued upon conversion of May 2011 Notes (in shares)		12,827,060
Common stock issued upon conversion of December 2011 Notes		8,183		1,340,601		1,348,784
Common stock issued upon conversion of December 2011 Notes (in shares)		8,183,333
Issuance of common stock warrants with December 2011 Notes				279,807		279,807
Interest on Optimus Notes				50,402		50,402
Interest on Optimus Notes				50,402		50,402
Common stock issued upon partial conversion of long-term convertible promissory notes		3,600		382,237		385,837
Stock Issued During Period, Shares, Conversion of Convertible Securities		3,600,000
Net Loss					(3,754,319)	(3,754,319)
Stock Issued During Period Value Share Based Compensation				10,459		10,459
Balance at Jan. 31, 2012	0	278,655	(9,998,210)	37,947,296	(39,286,059)	(11,058,318)
Balance (in shares) at Jan. 31, 2012	740	278,655,727	(9,998,210)
Balance at Oct. 31, 2011		250,173				(12,279,713)
Balance (in shares) at Oct. 31, 2011		250,173,570
Stock Issued During Period, Shares, New Issues		4,000,000
Common Stock Issued Upon Exercise of Warrants						2,745,097
Net Loss						(6,155,882)
Balance at Apr. 30, 2012	0	287,037	(9,998,210)			(11,796,020)
Balance (in shares) at Apr. 30, 2012	740	287,038,332
Balance at Jan. 31, 2012	0	278,655	(9,998,210)	37,947,296	(39,286,059)	(11,058,318)
Balance (in shares) at Jan. 31, 2012	740	278,655,727	(9,998,210)
Common Stock Issued Upon Exchange of Warrants		1,597		221,998		223,595
Common Stock Issued Upon Exchange of Warrants (in shares)		1,597,112
Options granted to consultants				8,333		8,333
Common stock issued upon conversion of May 2011 Notes		253		35,207		35,460
Common stock issued upon conversion of May 2011 Notes (in shares)		253,333
Common stock issued upon conversion of December 2011 Notes		5,517		767,180		772,697
Common stock issued upon conversion of December 2011 Notes (in shares)		5,516,666
Interest on Optimus Notes				49,306		49,306
Exchange of Bridge Notes				260,706		260,706
Issuance of shares to directors		999		31,558		32,557
Issuance of shares to directors (in shares)		999,632
Issuance of shares to employees under Employee Stock Purchase Plan		16		2,146		2,162
Issuance of shares to employees under Employee Stock Purchase Plan (in shares)		15,862
Net Loss					(2,401,563)	(2,401,563)
Stock Issued During Period Value Share Based Compensation				279,045		279,045
Balance at Apr. 30, 2012	$ 0	$ 287,037	$ (9,998,210)	$ 39,602,775	$ (41,687,622)	$ (11,796,020)
Balance (in shares) at Apr. 30, 2012	740	287,038,332